Trade receivables - Summary of Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfAllowanceForCreditLosses [Line Items]
Addition, net	$ (852)	$ (887)	$ (972)
Trade receivables [member]
DisclosureOfAllowanceForCreditLosses [Line Items]
Opening balance on January 1	(1,147)	(649)
Addition, net	(852)	(887)
Addition from acquisition of subsidiaries	0	(100)
Write-off	1,114	429
Exchange differences	77	60
Closing balance on December 31	$ (808)	$ (1,147)	$ (649)